Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other income and expenses
Schedule of other operating income

in EUR k	2017	2018	2019
Government grants	637	1,611	2,641
Gain on disposal of property, plant and equipment	—	—	532
Exchange rate gains	159	147	314
Income from the reversal of provisions	—	309	89
Others	247	239	205
Total other operating income	1,043	2,306	3,781

Schedule of other operating expenses

in EUR k	2017	2018	2019
Currency losses	84	250	192
Provision for expected credit losses (note 21.2)	367	792	752
Other	6	23	1,092
Total other operating expenses	457	1,065	2,036

Schedule of finance costs, net

in EUR k	2017	2018	2019
Interest expenses from loans	(827)	(922)	(1,690)
Unwinding of the discount on lease liabilities	(194)	(153)	(339)
Interest income from loans and receivables	14	33	16
Total	(1,007)	(1,042)	(2,013)

Schedule of employee benefits expense

in EUR k	2017	2018	2019
Wages and salaries	13,505	17,965	23,854
Social security contributions	2,144	2,492	3,212
Share‑based payments	894	5,521	5,714
Termination benefits	35	56	63
Total	16,578	26,034	32,843